Capital stock and capital risk management - Summary of detailed information about changes in equity (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance		$ 517,873	$ 586,706	$ 659,400
Number of shares		88,406,480	88,629,879	87,851,288
Series A shares to be granted in LTIP				$ 1
Number of shares				778,591
Number of shares			2,038,643
Reduction of capital stock	$ (72,695)		$ (39,530)	$ (72,695)
Number of shares		1,176,811
Number of shares			972,121
Series A shares granted for the LTIP		$ 1	$ 1
Number of shares		5,772,141
Share repurchase			$ (29,304)
Number of shares repurchased			(3,234,163)
Ending Balance		$ 517,874	$ 517,873	$ 586,706
Number of shares		95,355,432	88,406,480	88,629,879
Series C common shares [member]
Number of shares		2	2	2
Number of shares		2	2	2
Series A common shares [member]
Beginning Balance		$ 517,873	$ 586,706	$ 659,400
Number of shares		88,406,478	88,629,877	87,851,286
Series A shares to be granted in LTIP				$ 1
Number of shares				778,591
Number of shares			2,038,643
Reduction of capital stock			$ (39,530)	$ (72,695)
Number of shares		1,176,811
Number of shares			972,121
Series A shares granted for the LTIP		$ 1	$ 1
Number of shares		5,772,141
Share repurchase			$ (29,304)
Number of shares repurchased			(3,234,163)
Ending Balance		$ 517,874	$ 517,873	$ 586,706
Number of shares		95,355,430	88,406,478	88,629,877